Interim Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	$ 863	$ 786
Right-of-use assets	1,489	1,462
Intangible assets	10,763	12,977
Goodwill	1,836	1,836
Long-term deferred platform commission fees	83,197	94,682
Deferred tax asset	59	108
Other non-current investments	18,533	17,903
Other non-current assets	107	107
Loans receivable - non-current		3,317
Total non-current assets	116,847	133,178
Current assets
Indemnification asset	2,512	2,512
Trade and other receivables	41,125	45,372
Loans receivable	478	517
Other investments	69,308	50,365
Prepaid tax	3,305	3,326
Cash	68,581	86,774
Total current assets	185,309	188,866
Total assets	302,156	322,044
Equity
Additional paid-in capital	24,000	23,685
Share-based payments reserve	144,608	144,240
Translation reserve	4,474	3,493
Accumulated deficit	(308,851)	(320,194)
Equity attributable to equity holders of the Company	(135,769)	(148,776)
Total equity	(135,769)	(148,776)
Non-current liabilities
Lease liabilities - non-current	110	444
Long-term deferred revenue	100,549	96,887
Share warrant obligations	2,430	13,035
Put option liabilities - non-current	6,685	27,475
Other non-current liabilities	70	577
Total non-current liabilities	109,844	138,418
Current liabilities
Lease liabilities - current	771	743
Trade and other payables	28,253	30,521
Provisions for non-income tax risks	1,336	1,336
Put option liabilities - current	21,560
Tax liability	4,637	4,250
Deferred revenue	271,524	295,552
Total current liabilities	328,081	332,402
Total liabilities	437,925	470,820
Total liabilities and shareholders' equity	$ 302,156	$ 322,044